Effective Of Income Tax Rate (Detail)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
Tax at statutory rate	35.00%	28.59%	28.59%	28.59%
Non-taxable income.			(2.00%)
Foreign tax rate differential	(4.00%)	(5.00%)	7.00%	9.00%
State taxes	(1.00%)	(1.00%)	4.00%	3.00%
Domestic manufacturing deduction	3.00%
Transaction costs	(12.00%)
Valuation allowance	(9.00%)	(6.00%)	32.00%	23.00%
Tax incentives		2.00%	(19.00%)	(8.00%)
Non-deductible expenses			1.00%	1.00%
Net changes to tax contingency accruals	(1.00%)			2.00%
Stock options and other share based arrangements		(38.00%)
Other		(1.00%)	(2.00%)	2.00%
Effective tax rate	11.00%	(20.00%)	50.00%	61.00%